Average Annual Total Returns - Hartford Total Return Bond ETF	Hartford Total Return Bond ETF Return Before Taxes Since Inception	Hartford Total Return Bond ETF Return Before Taxes 1 Year	Hartford Total Return Bond ETF After Taxes on Distributions Since Inception	Hartford Total Return Bond ETF After Taxes on Distributions 1 Year	Hartford Total Return Bond ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Total Return Bond ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year
Total	5.79%	8.94%	3.96%	6.86%	3.65%	5.29%	5.05%	7.51%